Shareholders' Equity (Details) - Schedule of Outstanding Share	6 Months Ended
Jun. 30, 2023 $ / shares shares
Outstanding Share [Line Items]
Options Outstanding, Number outstanding	477,500
Options Exercisable, Number Exercisable	477,500
Exercise Price 16.94 [Member]
Outstanding Share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 16.94
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	4 months
Options Exercisable, Number Exercisable	50,000
Exercise Price 15.46 [Member]
Outstanding Share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 15.46
Options Outstanding, Number outstanding	377,500
Options Outstanding, Remaining contractual life	6 months
Options Exercisable, Number Exercisable	377,500
Exercise Price 17.72 [Member]
Outstanding Share [Line Items]
Options Outstanding, Exercise price | $ / shares	$ 17.72
Options Outstanding, Number outstanding	50,000
Options Outstanding, Remaining contractual life	1 year
Options Exercisable, Number Exercisable	50,000